Operating Income to Income from Continuing Operations Reconciliation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating income	$ 1,291	$ 745	$ 573
Net interest expense	55	66	126
Other (income) expense, net	19	(4,275)	19
Income from continuing operations before income taxes	1,217	4,954	428
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating income	3,310	3,018	2,577
Corporate and Other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating income	$ (2,019)	$ (2,273)	$ (2,004)